Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail)	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 13,881,133	$ 14,355,685
Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	105,123,586	167,019,366
Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	11,242,387	11,296,695
Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	7,116,252	7,315,424
Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	66,560,662
2021 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	36,978,146	39,497,823
2022 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		13,542,111
2022 [member] | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,678,221
2023 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		14,670,620
2023 [member] | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	7,116,252	7,315,424
2023 [member] | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	13,734,740
2024 Thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		14,355,685
2024 Thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		99,308,812
2024 Thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		11,296,695
Fair value [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	123,244	222,491
Fair value [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	360,731	165,458
Fair value [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(81,137)	(232,636)
Fair value [member] | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(74,535)	$ (183,093)
Fair value [member] | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(1,223,283)
2024 [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	26,412,961
2025 thereafter [member] | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	13,881,133
2025 thereafter [member] | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	41,732,479
2025 thereafter [member] | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	11,242,387
2025 thereafter [member] | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 40,147,701
U.S [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	22,982,341	28,696,517
U.S [member] | 2019 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Average pay rate		3.18%
Average receive rate		4.22%
U.S [member] | 2020 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,505,751	4,692,574
Average pay rate	3.20%	3.20%
Average receive rate	3.00%	4.07%
U.S [member] | 2021 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,463,405	4,661,811
Average pay rate	3.22%	3.22%
Average receive rate	2.80%	3.94%
U.S [member] | 2022 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,352,614	4,546,095
Average pay rate	3.25%	3.25%
Average receive rate	2.94%	4.08%
U.S [member] | 2023 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,219,019	4,406,561
Average pay rate	3.37%	3.37%
Average receive rate	3.17%	4.40%
U.S [member] | 2024 Thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		5,683,437
Average pay rate		3.74%
Average receive rate		5.25%
U.S [member] | Fair value [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	(99,231)	644,746
U.S [member] | 2024 [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	3,133,015
Average pay rate	3.68%
Average receive rate	3.67%
U.S [member] | 2025 thereafter [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	2,308,537
Average pay rate	4.13%
Average receive rate	4.36%
Receive euros pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 306,989,551	$ 342,203,681
Receive euros pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		20,782,857
Receive euros pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	27,352,677	28,568,548
Receive euros pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	35,146,769	36,709,101
Receive euros pay us dollars [member] | 2022 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	33,626,604	35,121,361
Receive euros pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	43,975,261	45,930,033
Receive euros pay us dollars [member] | 2024 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		175,091,781
Receive euros pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(6,129,828)	5,495,541
Receive euros pay us dollars [member] | 2024 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	25,095,682
Receive euros pay us dollars [member] | 2025 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	141,792,559
Receive Japanese yen pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	16,967,427	17,721,657
Receive Japanese yen pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	12,419,108	12,971,158
Receive Japanese yen pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,548,319	4,750,499
Receive Japanese yen pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(1,087,602)	(1,112,629)
Receive pounds sterling pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	20,354,324	21,465,580
Receive pounds sterling pay us dollars [member] | 2022 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	9,204,373	9,819,995
Receive pounds sterling pay us dollars [member] | 2024 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		11,645,585
Receive pounds sterling pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	516,780	(297,318)
Receive pounds sterling pay us dollars [member] | 2025 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	11,149,951
Receive udi pay pesos [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	37,742,553	61,482,893
Receive udi pay pesos [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		23,740,341
Receive udi pay pesos [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,292,520	7,292,520
Receive udi pay pesos [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,000,000	3,000,000
Receive udi pay pesos [member] | 2024 Thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		27,450,032
Receive udi pay pesos [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,116,439	(4,392,093)
Receive udi pay pesos [member] | 2025 thereafter [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	27,450,032
Receive swiss francs pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	20,729,537	28,117,977
Receive swiss francs pay us dollars [member] | 2019 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		6,466,978
Receive swiss francs pay us dollars [member] | 2020 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	10,999,144	11,488,074
Receive swiss francs pay us dollars [member] | 2021 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	2,851,895	2,978,666
Receive swiss francs pay us dollars [member] | 2023 [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	6,878,498	7,184,259
Receive swiss francs pay us dollars [member] | Fair value [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 797,159	$ 486,310